UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	January 1, 2015 – June 30, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|15

Semiannual report

Putnam VT Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Looking back on the first half of 2015, we can highlight some transitions in the financial markets. The U.S. economy has rallied from a brief dip during the first quarter, and bond yields have risen on a sustained basis in recent months. Firmer data on employment growth, wage gains, and consumer prices underscore this progress.

The Federal Reserve is monitoring these and other indicators as it considers raising interest rates, an action it has not taken since 2006. Higher interest rates can pose a risk to fixed-income investments, while also having a less direct impact on stocks by adding to business financing costs, among other effects.

Through mid-2015, U.S. stock market averages have continued near record-high levels. Although gains have been modest this year, the U.S. market has been more placid than China’s market, in which a dizzying advance gave way to a sharp pullback in June, and European markets that were caught up in Greece’s debt crisis. Global market conditions, we believe, call for a well-crafted and flexible strategy.

With the possibility that markets could move in different directions from here, it might be a prudent time to consult your financial advisor and determine whether any adjustments or additions to your portfolio are warranted.

In the following pages, your portfolio manager provides a perspective for your consideration. Putnam’s disciplined fundamental research promotes a culture of thinking proactively about risks. We share with Putnam’s managers a deep conviction that an active, research-driven approach can play a valuable role in your portfolio.

As always, thank you for investing with Putnam. We would also like to extend our thanks to Charles Curtis, who has retired from the Board of Trustees, for his many years of dedicated service.

Performance summary (as of 6/30/15)

Investment objective

High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk

Net asset value June 30, 2015
Class IA: $11.55		Class IB: $11.45

Total return at net asset value
			Barclays U.S.
			Aggregate
(as of 6/30/15)	Class IA shares*	Class IB shares†	Bond Index

6 months	1.08%	0.92%	–0.10%

1 year	1.59	1.35	1.86

5 years	32.44	30.97	17.90
Annualized	5.78	5.54	3.35

10 years	75.70	71.29	54.38
Annualized	5.80	5.53	4.44

Life	503.31	471.20	468.10
Annualized	6.78	6.56	6.56

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

Agency pass-through	42.1%
Investment-grade corporate bonds	23.6%
Commercial MBS	23.0%
Agency collateralized mortgage obligations	19.7%
Non-agency residential MBS	7.6%
Asset-backed securities	3.7%
High-yield corporate bonds	2.3%
Emerging-market bonds	0.9%
Equity investments	0.6%
Municipal Bonds	0.4%
Cash and net other assets	15.4%

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating period payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit quality
P-1	2.5%

Aaa	64.0%

Aa	2.4%

A	6.6%

Baa	25.1%

Ba	8.8%

B	5.2%

Caa and below	4.7%

Not rated	–19.3%

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating based on analysis of these agencies’ respective ratings criteria. Moody’s ratings are used in recognition of its prominence among rating agencies and breadth of coverage of rated securities. To be announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. Derivative offset values are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Report from your fund’s manager

What was the bond market environment like during the six-month reporting period ended June 30, 2015?

Early in the period, the combination of a stock market pullback, weaker-than-expected U.S. economic growth, and continued worries about deflation in Europe fueled investors’ appetite for government bonds. As a result, the yield on the benchmark 10-year U.S. Treasury fell from 2.17% at the beginning of January to 1.68% at the end of the month, which was the low mark for the reporting period. In February, however, concern that the Federal Reserve might start raising its target for short-term interest rates in June hampered Treasuries, causing prices to fall and yields to move higher. However, not all areas of the bond market suffered: High-yield corporate bonds rose as investors gravitated toward their higher yields and improved valuations following a late 2014 selloff. During March, dovish comments by Fed Chair Janet Yellen reassured investors that the central bank is likely to take a cautious approach toward raising rates, which helped Treasuries modestly rebound.

As we moved into April and May, economic indicators signaled an improving growth outlook in both the United States and the eurozone. Worries over deflation risks in the eurozone diminished amid the European Central Bank’s stimulative bond-buying program. As a result, investor demand for securities considered to be global safe havens waned.

Uncertainty over Greece caused broad swings in global financial markets in June, and bonds suffered across the board. On the last day of the second quarter, Greece requested a new bailout that eurozone officials dismissed as insufficient to meet creditors’ demands. The country subsequently defaulted on a $1.7 billion repayment to the International Monetary Fund. Greek and European policymakers became engaged in negotiations about a new aid package for Greece, with some concern about the future of its membership in the eurozone.

Within this environment, bond yields were volatile but rose during the period, with the yield on the 10-year Treasury reaching 2.49% on June 30. Investment-grade bond prices modestly declined, as measured by the -0.10% return of the broad Barclays U.S. Aggregate Bond Index, the fund’s benchmark.

Which holdings and strategies had the biggest influence on the portfolio’s relative performance?

Our prepayment and mortgage credit strategies were the biggest contributors to performance versus the benchmark. As interest rates trended higher during the period, mortgage refinancing became less attractive, resulting in slower prepayment speeds on the agency interest-only collateralized mortgage obligations [IO CMOs] held by the fund, which aided their performance.

In mortgage credit, our investments in subordinated mezzanine commercial mortgage-backed securities [CMBS] were the most additive. Mezzanine CMBS benefited from improving commercial real estate fundamentals, along with persistent investor demand for higher-yielding bonds.

Our interest-rate and yield-curve positioning also contributed to relative performance. The fund was defensively positioned for a rising rate environment, which worked well over the reporting period. Specifically, we kept the portfolio’s duration — a key measure of interest-rate sensitivity — shorter than that of the benchmark, meaning the fund was comparatively less sensitive to rate fluctuations. This positioning helped relative performance as rates rose.

How did you use derivatives during the period?

We used interest rate swaps to hedge term structure risk and for yield curve positioning. In addition, swap options, also known as swaptions, were used to manage downside risks, including hedging duration and convexity, and for isolating prepayment risk. Finally, we used total return swaps to hedge sector exposure risk and gain exposure to certain sectors.

What is your outlook for the months ahead, and how are you positioning the portfolio?

The Fed has indicated that it no longer wishes to give specific guidance on the timing of policy changes and has instead described its approach as being “data dependent.” With the U.S. economy appearing to rebound in the second quarter and core inflation showing signs of reemerging, we think it’s likely that the central bank may implement its first rate increase in September. If the economy continues on a trajectory broadly similar to what we expect, we believe the Fed could hike rates again before year-end. While this is our current view, we believe there are possible factors that could cause the Fed to delay, such as renewed dollar strength, coupled with volatility in Europe and Asia. In any event, if the Fed does begin raising rates, we think it will proceed cautiously in an effort to avoid stoking excessive volatility in the financial markets.

As for fund positioning, we have been planning to continue de-emphasizing interest-rate risk by keeping the portfolio’s duration shorter than the benchmark’s duration. We expect to maintain our allocations to mezzanine CMBS, investment-grade corporate bonds, and IO CMOs. Within parts of the market that are subject to prepayment risk, we’re cognizant of a risk emanating from a recently enacted Federal Housing Administration policy that reduces the mortgage insurance premiums charged to certain borrowers. While we acknowledge that this policy could accelerate refinancing to some extent, we believe it is unlikely to have a major impact on the overall pace of residential refinancing. What’s more, we continue to find prepayment risk attractive, given our view that there is a likelihood of higher interest rates as the U.S. economic recovery matures.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

2 Putnam VT Income Fund

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager Michael V. Salm is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund’s portfolio managers are Brett S. Kozlowski, CFA, and Kevin F. Murphy.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expense per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2015, to June 30, 2015. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expense per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB

Total annual operating expenses for the
fiscal year ended 12/31/14*	0.55%	0.80%

Annualized expense ratio for the
six-month period ended 6/30/15	0.55%	0.80%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Restated to reflect current fees.

Expense per $1,000
	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/15		for the 6 months ended 6/30/15

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$2.74	$3.99	$2.76	$4.01

Ending value
(after expenses)	$1,010.80	$1,009.20	$1,022.07	$1,020.83

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2015. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Income Fund

The fund’s portfolio 6/30/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (44.6%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.4%)
Government National Mortgage Association
Pass-Through Certificates
5s, TBA, July 1, 2045	$3,000,000	$3,269,063
4s, with due dates from March 20, 2044 to
July 20, 2044	2,951,603	3,176,856
4s, TBA, July 1, 2045	3,000,000	3,179,297
3 1/2s, TBA, July 1, 2045	3,000,000	3,113,672
3s, TBA, July 1, 2045	3,000,000	3,028,828

		15,767,716
U.S. Government Agency Mortgage Obligations (39.2%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4 1/2s, May 1, 2044	1,553,533	1,709,230
3 1/2s, with due dates from August 1, 2043
to February 1, 2044	2,620,474	2,702,351
3s, March 1, 2043	834,521	832,826

Federal National Mortgage Association
Pass-Through Certificates
6s, TBA, July 1, 2045	2,000,000	2,273,750
5 1/2s, TBA, July 1, 2045	2,000,000	2,246,562
5s, March 1, 2038	42,051	46,538
4 1/2s, with due dates from May 1, 2041
to February 1, 2044	2,032,483	2,211,102
4 1/2s, TBA, July 1, 2045	5,000,000	5,405,860
4s, with due dates from June 1, 2042
to June 1, 2044	12,989,065	13,843,336
3 1/2s, July 1, 2043	864,966	893,449
3 1/2s, TBA, July 1, 2045	26,000,000	26,790,156
3s, TBA, July 1, 2045	57,000,000	56,768,416

		115,723,576
Total U.S. government and agency mortgage
obligations (cost $132,635,984)		$131,491,292

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020 Δ	$132,000	$133,927

Total U.S. treasury obligations (cost $131,937)		$133,927

MORTGAGE-BACKED SECURITIES (44.0%)*	Principal amount	Value

Agency collateralized mortgage obligations (17.0%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.858s, 2032	$42,714	$60,774
IFB Ser. 3408, Class EK, 25.047s, 2037	372,237	579,515
IFB Ser. 2976, Class LC, 23.74s, 2035	56,266	85,829
IFB Ser. 2979, Class AS, 23.593s, 2034	18,708	22,423
IFB Ser. 3072, Class SM, 23.116s, 2035	250,090	374,218
IFB Ser. 3065, Class DC, 19.304s, 2035	415,984	598,979
IFB Ser. 2990, Class LB, 16.472s, 2034	325,782	430,608
IFB Ser. 3852, Class NT, 5.815s, 2041	734,626	747,731
IFB Ser. 310, Class S4, IO, 5.765s, 2043	853,757	209,444
IFB Ser. 314, Class AS, IO, 5.705s, 2043	2,215,471	532,607
Ser. 4132, Class IP, IO, 4 1/2s, 2042	2,682,299	524,628
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,065,393	229,912
Ser. 4018, Class DI, IO, 4 1/2s, 2041	1,259,349	211,571
Ser. 3707, Class PI, IO, 4 1/2s, 2025	824,596	74,609
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-DN1, Class M3, 4.337s, 2025	965,000	974,112
Ser. 4116, Class MI, IO, 4s, 2042	2,472,811	535,828
Ser. 4013, Class AI, IO, 4s, 2039	1,975,814	321,815
Ser. 4338, Class TI, IO, 4s, 2029	2,430,004	308,781

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-HQ1, Class M3, 3.987s, 2025	$450,000	$444,261
Ser. 311, IO, 3 1/2s, 2043	1,826,056	415,420
Ser. 4165, Class AI, IO, 3 1/2s, 2043	2,551,077	472,230
Ser. 303, Class C19, IO, 3 1/2s, 2043	1,359,221	289,623
Ser. 304, Class C22, IO, 3 1/2s, 2042	3,127,829	787,809
Ser. 4122, Class AI, IO, 3 1/2s, 2042	2,517,170	339,821
Ser. 3995, Class KI, IO, 3 1/2s, 2027	2,048,592	218,359
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-DNA1, Class M3, 3.487s, 2027	500,000	489,432
Ser. 4182, Class GI, IO, 3s, 2043	4,423,679	523,768
Ser. 4141, Class PI, IO, 3s, 2042	2,187,591	284,737
Ser. 4158, Class TI, IO, 3s, 2042	5,504,910	719,932
Ser. 4165, Class TI, IO, 3s, 2042	6,539,204	804,976
Ser. 4176, Class DI, IO, 3s, 2042	4,983,821	631,101
Ser. 4183, Class MI, IO, 3s, 2042	2,118,840	271,000
Ser. 4206, Class IP, IO, 3s, 2041	2,096,194	269,046
Ser. 4215, Class EI, IO, 3s, 2032	2,562,395	351,712
Ser. 4039, Class PI, IO, 2 1/2s, 2027	6,300,444	594,427
FRB Ser. T-56, Class A, IO, 0.524s, 2043	4,123,851	69,429
Ser. 3835, Class FO, PO, zero %, 2041	2,482,186	2,121,847
Ser. 3369, Class BO, PO, zero %, 2037	9,475	8,345
Ser. 3391, PO, zero %, 2037	63,385	56,657
Ser. 3300, PO, zero %, 2037	102,073	87,497
Ser. 3175, Class MO, PO, zero %, 2036	19,089	17,201
Ser. 3210, PO, zero %, 2036	41,304	38,844
Ser. 3326, Class WF, zero %, 2035	9,041	7,376
FRB Ser. T-56, Class 2, IO, zero %, 2043	11,849,243	—
FRB Ser. 3117, Class AF, zero %, 2036	6,893	5,450
FRB Ser. 3036, Class AS, zero %, 2035	3,184	3,076

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.778s, 2036	248,458	456,452
IFB Ser. 06-8, Class HP, 23.881s, 2036	317,842	487,038
IFB Ser. 05-45, Class DA, 23.734s, 2035	606,658	913,782
IFB Ser. 07-53, Class SP, 23.514s, 2037	206,790	312,969
IFB Ser. 05-122, Class SE, 22.446s, 2035	482,052	696,503
IFB Ser. 05-75, Class GS, 19.689s, 2035	244,159	330,315
IFB Ser. 05-106, Class JC, 19.544s, 2035	241,972	358,669
IFB Ser. 05-83, Class QP, 16.908s, 2034	72,033	94,455
IFB Ser. 11-4, Class CS, 12.526s, 2040	383,211	461,453
Ser. 06-10, Class GC, 6s, 2034	130,307	130,959
IFB Ser. 13-101, Class AS, IO, 5.763s, 2043	5,133,889	1,286,552
IFB Ser. 13-103, Class SK, IO, 5.733s, 2043	945,759	236,666
IFB Ser. 13-101, Class SE, IO, 5.713s, 2043	2,720,436	678,450
IFB Ser. 13-102, Class SH, IO, 5.713s, 2043	2,778,732	670,953
Ser. 15-4, Class IO, IO, 4 1/2s, 2045	1,447,436	309,230
Ser. 418, Class C24, IO, 4s, 2043	1,818,811	398,547
Ser. 12-124, Class UI, IO, 4s, 2042	5,451,159	1,136,022
Ser. 12-118, Class PI, IO, 4s, 2042	2,310,111	457,561
Ser. 12-40, Class MI, IO, 4s, 2041	2,660,038	464,970
Ser. 12-62, Class EI, IO, 4s, 2041	3,086,466	570,113
Ser. 12-22, Class CI, IO, 4s, 2041	2,154,863	389,953
Ser. 418, Class C15, IO, 3 1/2s, 2043	3,965,970	877,595
Ser. 13-18, Class IN, IO, 3 1/2s, 2043	1,843,780	293,219
Ser. 13-55, Class IK, IO, 3s, 2043	1,789,597	239,645
Ser. 12-144, Class KI, IO, 3s, 2042	6,498,779	844,061
Ser. 13-55, Class PI, IO, 3s, 2042	3,066,983	356,475
Ser. 13-67, Class IP, IO, 3s, 2042	3,349,083	362,639
Ser. 13-30, Class IP, IO, 3s, 2041	1,989,000	188,935
Ser. 13-23, Class LI, IO, 3s, 2041	2,199,378	212,130
Ser. 13-7, Class EI, IO, 3s, 2040	2,786,530	465,295

Putnam VT Income Fund 5

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 14-28, Class AI, IO, 3s, 2040	$4,296,837	$602,730
Ser. 13-69, IO, 3s, 2031	2,901,211	351,192
FRB Ser. 03-W10, Class 1, IO, 0.905s, 2043	2,434,258	52,013
Ser. 07-64, Class LO, PO, zero %, 2037	43,558	39,870
Ser. 372, Class 1, PO, zero %, 2036	53,874	51,418

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039	1,213,851	252,882
IFB Ser. 13-129, Class SN, IO, 5.963s, 2043	1,131,156	197,251
IFB Ser. 14-90, Class HS, IO, 5.913s, 2044	1,218,158	289,776
IFB Ser. 11-70, Class SM, IO, 5.705s, 2041	1,568,376	272,725
Ser. 14-36, Class WI, IO, 5 1/2s, 2044	1,588,423	362,288
Ser. 14-25, Class QI, IO, 5s, 2044	3,883,272	840,651
Ser. 13-3, Class IT, IO, 5s, 2043	1,510,123	331,454
Ser. 11-116, Class IB, IO, 5s, 2040	1,241,192	76,735
Ser. 13-16, Class IB, IO, 5s, 2040	2,041,202	146,808
Ser. 10-35, Class UI, IO, 5s, 2040	1,683,448	345,107
Ser. 10-9, Class UI, IO, 5s, 2040	7,944,163	1,640,406
Ser. 09-121, Class UI, IO, 5s, 2039	3,548,197	721,171
Ser. 14-108, Class IP, IO, 4 1/2s, 2042	718,583	123,805
Ser. 12-129, IO, 4 1/2s, 2042	1,535,790	341,483
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	1,572,701	311,508
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	1,506,005	292,730
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	1,338,655	308,212
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	1,707,879	197,977
Ser. 13-34, Class PI, IO, 4 1/2s, 2039	2,515,409	338,297
Ser. 15-53, Class MI, IO, 4s, 2045	2,695,739	640,133
Ser. 14-2, Class IL, IO, 4s, 2044	4,176,618	826,093
Ser. 14-63, Class PI, IO, 4s, 2043	1,765,220	314,562
Ser. 13-4, Class IC, IO, 4s, 2042	1,871,642	442,359
Ser. 12-56, Class IB, IO, 4s, 2042	2,994,144	562,334
Ser. 12-50, Class PI, IO, 4s, 2041	1,934,517	364,656
Ser. 12-41, Class IP, IO, 4s, 2041	4,034,160	745,884
Ser. 14-4, Class IK, IO, 4s, 2039	2,725,025	390,687
Ser. 14-162, Class DI, IO, 4s, 2038	2,411,856	293,498
Ser. 15-69, Class XI, IO, 3 1/2s, 2045	2,261,571	399,597
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	1,882,744	259,856
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	2,337,529	342,729
Ser. 12-136, IO, 3 1/2s, 2042	2,613,504	587,019
Ser. 12-113, Class ID, IO, 3 1/2s, 2042	1,935,823	418,719
Ser. 12-71, Class AI, IO, 3 1/2s, 2042	3,798,463	320,286
Ser. 14-46, Class JI, IO, 3 1/2s, 2041	1,742,566	252,986
Ser. 13-18, Class GI, IO, 3 1/2s, 2041	1,824,848	250,187
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	1,669,069	196,266
Ser. 15-26, Class AI, IO, 3 1/2s, 2039	4,034,704	558,766
Ser. 13-53, Class PI, IO, 3s, 2041	2,993,990	347,123
Ser. 13-23, Class IK, IO, 3s, 2037	1,461,698	200,443
Ser. 14-46, Class KI, IO, 3s, 2036	1,520,184	177,953
Ser. 14-44, Class IC, IO, 3s, 2028	3,397,547	369,487
Ser. 13-H08, IO, 2.929s, 2063	4,134,712	400,571
Ser. 10-151, Class KO, PO, zero %, 2037	248,664	221,406
Ser. 06-36, Class OD, PO, zero %, 2036	6,438	5,617

		50,206,072
Commercial mortgage-backed securities (19.4%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	672,000	687,794
Ser. 07-2, Class A2, 5.634s, 2049	38,757	38,878
Ser. 06-6, Class A2, 5.309s, 2045	51,567	51,684
FRB Ser. 07-1, Class XW, IO, 0.503s, 2049	3,122,169	22,067

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, 0.497s, 2051	8,538,658	63,382

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.515s, 2042	$319,000	$324,780
FRB Ser. 05-5, Class B, 5.47s, 2045	1,500,000	1,505,700

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.448s, 2041	921,013	12,944
FRB Ser. 04-4, Class XC, IO, 0.26s, 2042	1,319,055	2,294
Ser. 05-1, Class XW, IO, zero %, 2042	17,264,599	173

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR9, Class C, 5.055s, 2042	372,000	371,409
FRB Ser. 04-PR3I, Class X1, IO, 0.486s, 2041	239,977	516

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.597s, 2039	1,937,000	1,936,225
FRB Ser. 06-PW14, Class X1, IO, 0.829s, 2038	7,438,842	105,334

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.686s, 2029	872,021	35,256

CD Commercial Mortgage Trust 144A Ser. 07-CD4,
Class XW, IO, 0.548s, 2049	16,657,329	133,259

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.76s, 2047	241,000	244,013
FRB Ser. 11-C2, Class E, 5.76s, 2047	391,000	414,722

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.675s, 2046	6,771,443	478,667
FRB Ser. 14-GC19, Class X, IO, 1.484s, 2047	10,100,229	776,708

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.261s, 2046	1,245,000	1,206,766
FRB Ser. 13-GC11, Class D, 4.604s, 2046	531,000	504,353

COMM Mortgage Pass-Through Certificates FRB
Ser. 12-CR3, Class XA, IO, 2.155s, 2045	1,750,191	180,385

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377s, 2046	324,000	327,561
FRB Ser. 12-CR1, Class XA, IO, 2.282s, 2045	6,561,036	629,689
FRB Ser. 14-CR16, Class XA, IO, 1.425s, 2047	2,700,136	187,570
FRB Ser. 14-UBS6, Class XA, IO, 1.23s, 2047	10,031,847	677,852
FRB Ser. 06-C8, Class XS, IO, 0.715s, 2046	22,577,746	126,401

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046	542,000	412,578
Ser. 14-CR18, Class E, 3.6s, 2047	775,000	581,034
FRB Ser. 07-C9, Class AJFL, 0 7/8s, 2049	404,000	392,417

Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.217s, 2049	40,305,676	120,917

Credit Suisse First Boston Mortgage
Securities Corp. Ser. 05-C5, Class C, 5.1s, 2038	366,000	367,567

Credit Suisse First Boston Mortgage
Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	385,973	417,816
FRB Ser. 02-CP3, Class AX, IO, 1.496s, 2035	54,510	1,340

CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.945s, 2050	334,000	290,802

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049	343,949	345,561

First Union National Bank Commercial Mortgage
144A Ser. 01-C3, Class K, 6.155s, 2033	142,030	142,030

First Union National Bank-Bank of America, NA
Commercial Mortgage Trust 144A FRB Ser. 01-C1,
Class 3, IO, 2.2s, 2033	167,093	314

GE Business Loan Trust 144A FRB Ser. 04-2,
Class D, 2.936s, 2032	45,397	40,857

GE Capital Commercial Mortgage Corp. 144A FRB
Ser. 05-C3, Class XC, IO, 0.219s, 2045	35,980,253	354

6 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GE Commercial Mortgage Corp. Trust 144A
Ser. 07-C1, Class XC, IO, 3/8s, 2049	$49,953,838	$171,741

GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 0.693s, 2043	4,247,987	7,629

GS Mortgage Securities Corp. II
Ser. 05-GG4, Class B, 4.841s, 2039	96,598	96,479
FRB Ser. 13-GC10, Class XA, IO, 1.861s, 2046	5,703,938	513,012

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.561s, 2046	853,000	813,728
FRB Ser. 13-GC10, Class E, 4.561s, 2046	414,000	350,331

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.894s, 2046	6,880,774	590,193
FRB Ser. 14-GC18, Class XA, IO, 1.441s, 2047	3,861,112	277,853
FRB Ser. 14-GC22, Class XA, IO, 1.236s, 2047	22,760,774	1,676,172

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.822s, 2045	239,000	255,056
FRB Ser. 11-GC3, Class D, 5.737s, 2044	265,000	279,942
FRB Ser. 06-GG6, Class XC, IO, 0.13s, 2038	34,652,744	10,638

JPMBB Commercial Mortgage Securities Trust FRB
Ser. 14-C25, Class XA, IO, 1.164s, 2047	4,007,014	266,514

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.714s, 2046	350,000	316,533
Ser. 14-C25, Class E, 0.033s, 2047	517,000	368,646

JPMorgan Chase Commercial Mortgage
Securities Corp. FRB Ser. 12-LC9, Class XA, IO,
2.028s, 2047	4,332,637	355,926

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A FRB Ser. 12-LC9, Class D,
4.569s, 2047	706,000	704,303

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051	683,000	709,056
FRB Ser. 07-LD12, Class A3, 6.136s, 2051	55,191	55,273
Ser. 08-C2, Class ASB, 6 1/8s, 2051	324,886	338,518
FRB Ser. 06-LDP6, Class B, 5.682s, 2043	753,000	754,474
Ser. 06-LDP8, Class B, 5.52s, 2045	191,000	191,546
FRB Ser. 04-CBX, Class B, 5.021s, 2037	280,000	280,055
FRB Ser. 13-LC11, Class XA, IO, 1.703s, 2046	4,283,799	343,047
FRB Ser. 13-C16, Class XA, IO, 1.518s, 2046	7,727,708	475,061
FRB Ser. 06-LDP8, Class X, IO, 0.689s, 2045	18,020,262	80,803
FRB Ser. 07-LDPX, Class X, IO, 0.469s, 2049	18,214,733	180,945

JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 10-C1, Class D, 6.421s, 2043	731,000	815,188
FRB Ser. 07-CB20, Class C, 6.384s, 2051	369,000	354,351
FRB Ser. 11-C3, Class E, 5.753s, 2046	978,000	1,042,179
FRB Ser. 11-C3, Class F, 5.753s, 2046	635,000	639,840
FRB Ser. 12-C6, Class E, 5.372s, 2045	391,000	395,296
FRB Ser. 12-C8, Class D, 4.821s, 2045	999,000	1,014,418
Ser. 13-C10, Class E, 3 1/2s, 2047	743,000	599,081
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	498,000	384,008
FRB Ser. 05-CB12, Class X1, IO, 0.466s, 2037	5,557,761	6,614
FRB Ser. 06-LDP6, Class X1, IO, 0.243s, 2043	30,771,270	28,925

JPMorgan Chase Commercial Mortgage Securities
Trust Pass-Through Certificates 144A Ser. 01-C1,
Class H, 5.626s, 2035	374,541	381,470

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	222,247	235,582
Ser. 98-C4, Class H, 5.6s, 2035	334,211	346,426

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039	$438,000	$427,733
Ser. 06-C7, Class A2, 5.3s, 2038	411,565	412,269
Ser. 06-C1, Class AJ, 5.276s, 2041	383,000	387,424
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040	2,659,896	24,750

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036	1,600,000	1,013,176
FRB Ser. 06-C7, Class XCL, IO, 0.854s, 2038	29,686,801	237,791
FRB Ser. 06-C7, Class XW, IO, 0.854s, 2038	15,853,559	126,987
FRB Ser. 07-C2, Class XCL, IO, 0.739s, 2040	57,630,517	536,252
FRB Ser. 05-C7, Class XCL, IO, 0.271s, 2040	18,208,037	26,438
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040	1,349,989	80

LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.447s, 2048	435,000	380,155

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.475s, 2051	443,000	479,999
FRB Ser. 07-C1, Class A3, 6.029s, 2050	52,880	53,142
FRB Ser. 05-LC1, Class D, 5.602s, 2044	694,000	709,185
FRB Ser. 05-CKI1, Class B, 5.46s, 2037	1,242,000	1,243,490
FRB Ser. 05-CKI1, Class C, 5.46s, 2037	864,000	859,231

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.591s, 2039	703,669	1,238
FRB Ser. 05-MCP1, Class XC, IO, 0.517s, 2043	2,535,417	588

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.001s, 2037	69,529	4,436
FRB Ser. 05-C3, Class X, IO, 6.924s, 2044	380,166	5,132
FRB Ser. 06-C4, Class X, IO, 6.443s, 2045	1,720,212	233,433

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046	636,000	646,348
Ser. 06-4, Class AJ, 5.239s, 2049	295,000	299,337

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049	319,000	316,190
FRB Ser. 06-4, Class XC, IO, 0.798s, 2049	48,669,101	255,513

Morgan Stanley Bank of America Merrill Lynch
Trust FRB Ser. 14-C17, Class XA, IO, 1.437s, 2047	7,084,842	520,665

Morgan Stanley Bank of America Merrill Lynch
Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047	378,000	349,700
FRB Ser. 13-C11, Class D, 4.562s, 2046	204,000	192,046
FRB Ser. 13-C10, Class E, 4.218s, 2046	633,000	515,895
Ser. 14-C17, Class E, 3 1/2s, 2047	474,000	345,970
FRB Ser. 13-C13, Class XB, IO, 0.152s, 2046	55,988,000	599,240

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.861s, 2049	71,381	71,524
FRB Ser. 07-HQ12, Class A2FX, 5.861s, 2049	48,190	48,070
Ser. 07-IQ14, Class A2, 5.61s, 2049	283,650	286,289

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class E, 6.46s, 2043	441,000	443,999
FRB Ser. 11-C3, Class E, 5.355s, 2049	82,000	84,905

Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	535,443	537,585

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	900,562	225,140

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.201s, 2045	519,000	521,112
Ser. 06-C24, Class AJ, 5.658s, 2045	469,000	473,690
FRB Ser. 06-C29, IO, 0.531s, 2048	27,380,754	125,678
FRB Ser. 07-C34, IO, 0.463s, 2046	7,382,139	55,366

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.703s, 2042	204,947	204,490
FRB Ser. 06-C26, Class XC, IO, 0.183s, 2045	11,533,623	7,843

Putnam VT Income Fund 7

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.937s, 2045	$442,000	$416,143
Ser. 14-LC18, Class D, 3.957s, 2047	628,000	526,146

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.297s, 2046	600,000	632,850
FRB Ser. 13-C17, Class XA, IO, 1.748s, 2046	11,516,570	888,893
FRB Ser. 13-C14, Class XA, IO, 1.04s, 2046	17,474,032	873,702

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.648s, 2044	736,000	792,172
FRB Ser. 11-C4, Class E, 5.435s, 2044	368,000	384,183
FRB Ser. 14-C19, Class E, 5.137s, 2047	1,105,000	930,549
FRB Ser. 12-C7, Class D, 4.999s, 2045	931,000	957,357
FRB Ser. 12-C7, Class E, 4.999s, 2045	426,000	425,373
Ser. 12-C7, Class F, 4 1/2s, 2045	645,000	578,114
Ser. 14-C19, Class D, 4.234s, 2047	504,000	453,886
Ser. 13-C12, Class E, 3 1/2s, 2048	662,000	525,041
FRB Ser. 12-C9, Class XA, IO, 2.352s, 2045	7,072,764	722,907
FRB Ser. 11-C5, Class XA, IO, 2.133s, 2044	3,194,834	260,123
FRB Ser. 12-C10, Class XA, IO, 1.926s, 2045	20,129,344	1,858,945
FRB Ser. 13-C12, Class XA, IO, 1.622s, 2048	4,115,290	307,297
FRB Ser. 13-C11, Class XA, IO, 1.622s, 2045	7,505,034	500,451

		57,190,477
Residential mortgage-backed securities (non-agency) (7.6%)
BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A2,
1.216s, 2046	1,300,000	1,144,000

BCAP, LLC Trust 144A
FRB Ser. 10-RR1, Class 3A3, 5.151s, 2035	450,000	436,320
FRB Ser. 15-RR6, Class 3A2, 1.076s, 2046	260,000	223,600

Bear Stearns Asset Backed Securities I Trust FRB
Ser. 06-EC2, Class M2, 0.605s, 2036 F	537,686	457,409

Citigroup Mortgage Loan Trust 144A Ser. 10-8,
Class 1A2, 5 1/2s, 2036	325,000	336,375

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 06-WFH4, Class M1, 0.467s, 2036 F	1,500,000	1,244,850

Credit-Based Asset Servicing and
Securitization, LLC FRB Ser. 05-CB4, Class M4,
0.785s, 2035	325,000	261,625

First Franklin Mortgage Loan Trust FRB
Ser. 05-FFH3, Class M3, 0.767s, 2035	480,000	402,960

FIRSTPLUS Home Loan Owner Trust 1997-3 Ser. 97-3,
Class B1, 7.79s, 2023 (In default) †	77,731	8

GSAA Home Equity Trust FRB Ser. 05-9, Class M1,
0.667s, 2035	500,000	408,450

GSAA Trust FRB Ser. 05-6, Class M1, 0.617s, 2035	750,000	624,375

GSAMP Trust
FRB Ser. 05-HE4, Class M3, 0.707s, 2045 F	2,325,000	1,892,550
FRB Ser. 06-HE2, Class M1, 0.507s, 2046	3,500,000	2,846,200

JPMorgan Mortgage Acquisition Trust FRB
Ser. 06-CH1, Class M2, 0.475s, 2036 F	1,400,000	1,067,500

Morgan Stanley Mortgage Loan Trust FRB
Ser. 05-5AR, Class 1M4, 0.817s, 2035	450,000	367,465

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 0.598s, 2047	180,000	144,000

Nationstar HECM Loan Trust 144A Ser. 15-1A,
Class A, 3.844s, 2018	270,725	270,725

Opteum Mortgage Acceptance Corp. Asset Backed
Pass-Through Certificates FRB Ser. 05-3,
Class M3, 0.687s, 2035	350,000	283,500

Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 05-WHQ4,
Class M2, 0.677s, 2035	500,000	403,402

MORTGAGE-BACKED SECURITIES (44.0%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR11, Class A1C3, 0.697s, 2045 F	$738,904	$651,101
FRB Ser. 05-AR19, Class A1C3, 0.687s, 2045	2,127,102	1,871,850
FRB Ser. 05-AR13, Class A1C4, 0.617s, 2045	4,105,970	3,551,664
FRB Ser. 05-AR17, Class A1B2, 0.597s, 2045	2,010,206	1,738,828
FRB Ser. 05-AR6, Class 2A1C, 0.527s, 2045	748,758	670,138

Wells Fargo Home Equity Asset-Backed Securities
Trust FRB Ser. 05-3, Class M6, 0.857s, 2035	1,425,000	1,180,081

		22,478,976

Total mortgage-backed securities (cost $123,976,352)		$129,875,525

CORPORATE BONDS AND NOTES (26.4%)*	Principal amount	Value

Basic materials (1.0%)
Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)	$45,000	$43,095

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)	46,000	46,456

Celanese US Holdings, LLC sr. notes 5 7/8s,
2021 (Germany)	275,000	294,250

CF Industries, Inc. company guaranty sr. unsec.
notes 5 3/8s, 2044	184,000	182,684

CF Industries, Inc. company guaranty sr. unsec.
notes 5.15s, 2034	75,000	74,074

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 7 1/8s, 2020	51,000	60,583

Cytec Industries, Inc. sr. unsec.
unsub. notes 3 1/2s, 2023	50,000	48,176

Eastman Chemical Co. sr. unsec.
unsub. notes 6.3s, 2018	100,000	111,823

Georgia-Pacific, LLC sr. unsec.
unsub. notes 7 3/4s, 2029	70,000	94,798

Georgia-Pacific, LLC 144A company
guaranty sr. notes 5.4s, 2020	110,000	122,791

Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2041 (Canada)	15,000	14,989

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4s, 2025	376,000	349,757

LyondellBasell Industries NV sr. unsec.
unsub. notes 4 5/8s, 2055	145,000	127,693

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	245,000	262,471

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	100,000	106,554

NOVA Chemicals Corp. 144A sr. unsec. notes 5s,
2025 (Canada)	20,000	20,075

Rock-Tenn Co. company guaranty sr. unsec.
unsub. notes 4.45s, 2019	33,000	34,960

Rockwood Specialties Group, Inc. company
guaranty sr. unsec. notes 4 5/8s, 2020	140,000	145,775

Union Carbide Corp. sr. unsec.
unsub. bonds 7 3/4s, 2096	85,000	105,400

Westvaco Corp. company guaranty sr. unsec.
unsub. notes 8.2s, 2030	115,000	155,098

Westvaco Corp. company guaranty sr. unsec.
unsub. notes 7.95s, 2031	39,000	50,153

Weyerhaeuser Co. sr. unsec. unsub. notes
7 3/8s, 2032 R	365,000	456,422

		2,908,077
Capital goods (0.4%)
Crown Americas, LLC/Crown Americas Capital Corp. IV
company guaranty sr. unsec. notes 4 1/2s, 2023	110,000	103,882

Delphi Corp. company guaranty sr. unsec.
unsub. notes 5s, 2023	155,000	165,075

Legrand France SA sr. unsec. unsub. debs 8 1/2s,
2025 (France)	308,000	416,669

8 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value

Capital goods cont.
Parker Hannifin Corp. sr. unsec.
unsub. notes Ser. MTN, 6 1/4s, 2038	$205,000	$257,469

Republic Services, Inc. company
guaranty sr. unsec. notes 5.7s, 2041	90,000	103,326

Republic Services, Inc. company
guaranty sr. unsec. notes 3.8s, 2018	110,000	115,721

ZF North America Capital, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 1/2s, 2022	150,000	146,933

		1,309,075
Communication services (2.7%)
American Tower Corp. sr. unsec. notes 4s, 2025 R	235,000	229,688

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046	235,000	213,844

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025	235,000	224,121

CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849s, 2023	85,000	83,469

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2035	205,000	256,619

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	635,000	689,199

NBCUniversal Media, LLC sr. unsec.
unsub. notes 6.4s, 2040	325,000	403,565

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	111,000	122,516

Rogers Communications, Inc. company guaranty
sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	95,000	87,851

SBA Tower Trust 144A company
guaranty sr. notes 5.101s, 2017	475,000	504,056

SBA Tower Trust 144A notes 2.933s, 2017	175,000	179,329

SES SA 144A company guaranty sr. unsec.
notes 5.3s, 2043 (France)	245,000	246,279

TCI Communications, Inc. sr. unsec.
unsub. notes 7 7/8s, 2026	555,000	748,509

Telecom Italia SpA 144A sr. unsec. notes 5.303s,
2024 (Italy)	250,000	249,063

Telefonica Emisiones SAU company
guaranty sr. unsec. notes 5.462s, 2021 (Spain)	605,000	668,977

Telefonica Emisiones SAU company
guaranty sr. unsec. notes 4.57s, 2023 (Spain)	150,000	157,511

Telefonica Emisiones SAU company guaranty
sr. unsec. unsub. notes 7.045s, 2036 (Spain)	75,000	92,591

Verizon Communications, Inc. sr. unsec.
unsub. notes 6.4s, 2033	11,000	12,605

Verizon Communications, Inc. sr. unsec.
unsub. notes 5.9s, 2054	53,400	1,402,284

Verizon Communications, Inc. sr. unsec.
unsub. notes 5.05s, 2034	250,000	250,467

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.4s, 2034	85,000	78,690

Verizon Communications, Inc. 144A sr. unsec.
unsub. notes 4.522s, 2048	541,000	475,278

Verizon New Jersey, Inc. company
guaranty sr. unsec. unsub. bonds 8s, 2022	40,000	49,474

Verizon New York, Inc. company
guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032	92,000	109,429

Verizon Pennsylvania, Inc. company
guaranty sr. unsec. bonds 8.35s, 2030	405,000	513,712

		8,049,126
Consumer cyclicals (2.6%)
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.85s, 2039	210,000	288,593

21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2024	420,000	526,553

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2045	$230,000	$313,161

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	203,000	220,509

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044	150,000	148,913

CBS Corp. company guaranty sr. unsec.
debs. 7 7/8s, 2030	496,000	644,941

D.R. Horton, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2023	120,000	126,900

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023	135,000	128,621

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	270,000	300,946

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	48,000	58,380

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	485,000	642,218

General Motors Co. sr. unsec.
unsub. notes 6 1/4s, 2043	90,000	100,400

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 3 1/4s, 2018	175,000	178,980

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 2 3/4s, 2016	250,000	252,987

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. Notes 3.45s, 2022	110,000	107,784

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 4 3/8s, 2018	75,000	76,969

Grupo Televisa SAB sr. unsec. bonds 6 5/8s,
2040 (Mexico)	280,000	323,212

Historic TW, Inc. company guaranty sr. unsec.
unsub. bonds 9.15s, 2023	325,000	429,333

Host Hotels & Resorts LP sr. unsec.
unsub. notes 6s, 2021 R	78,000	88,535

Host Hotels & Resorts LP sr. unsec.
unsub. notes 5 1/4s, 2022 R	37,000	40,188

Hyatt Hotels Corp. sr. unsec.
unsub. notes 3 3/8s, 2023	110,000	106,916

INVISTA Finance, LLC 144A company
guaranty sr. notes 4 1/4s, 2019	109,000	107,365

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	275,000	304,219

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022	125,000	131,563

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.9s, 2029	201,000	245,788

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.65s, 2024	105,000	127,631

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	70,000	71,237

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 3 5/8s, 2024	14,000	13,980

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7s, 2028	24,000	29,773

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028	105,000	133,515

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	90,000	91,160

O’Reilly Automotive, Inc. company
guaranty sr. unsec. unsub. notes 3.85s, 2023	110,000	111,554

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	114,000	135,974

Priceline Group, Inc. (The) sr. unsec.
unsub. notes 3.65s, 2025	56,000	54,517

QVC, Inc. company guaranty sr. notes 4.85s, 2024	276,000	276,439

TEGNA, Inc. 144A company guaranty sr. unsec.
notes 4 7/8s, 2021	40,000	39,700

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044	100,000	95,460

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Time Warner, Inc. company guaranty sr. unsec.
bonds 7.7s, 2032	$460,000	$604,264

Vulcan Materials Co. sr. unsec.
unsub. notes 4 1/2s, 2025	40,000	40,050

		7,719,228
Consumer staples (1.7%)
Altria Group, Inc. company guaranty sr. unsec.
bonds 4s, 2024	120,000	122,137

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	275,000	409,392

Bacardi, Ltd. 144A unsec. notes 4 1/2s,
2021 (Bermuda)	470,000	504,985

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	345,000	445,851

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019	96,000	109,643

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 3 7/8s, 2019	20,000	20,300

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R	25,000	24,500

Corrections Corp. of America company
guaranty sr. unsec. notes 4 1/8s, 2020 R	75,000	74,625

CVS Pass-Through Trust sr. notes 6.036s, 2028	30,235	34,145

CVS Pass-Through Trust 144A sr. mtge.
notes 7.507s, 2032	703,690	886,672

CVS Pass-Through Trust 144A sr. mtge.
notes 4.704s, 2036	129,868	136,380

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. bonds 4 1/2s, 2045	40,000	36,761

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7s, 2037	180,000	220,023

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5 5/8s, 2042	419,000	449,036

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85s, 2024	160,000	160,592

Grupo Bimbo SAB de CV 144A sr. unsec.
notes 4 7/8s, 2044 (Mexico)	200,000	188,194

Kraft Foods Group, Inc. sr. unsec.
notes Ser. 144A, 6 7/8s, 2039	30,000	36,762

Kraft Foods Group, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040	211,000	248,357

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	345,000	406,160

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	145,000	161,900

SABMiller Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.95s, 2042	200,000	203,764

Tyson Foods, Inc. company guaranty sr. unsec.
bonds 4 7/8s, 2034	17,000	17,106

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. bonds 5.15s, 2044	23,000	23,651

Walgreens Boots Alliance, Inc. company
guaranty sr. unsec. unsub. notes 3.3s, 2021	205,000	203,689

		5,124,625
Energy (1.4%)
Anadarko Petroleum Corp. sr. unsec. notes 7.2s, 2029	91,000	110,348

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	275,000	317,317

California Resources Corp. company
guaranty sr. unsec. notes 5s, 2020	95,000	83,600

DCP Midstream Operating LP company
guaranty sr. unsec. notes 2.7s, 2019	100,000	94,209

EQT Midstream Partners LP company
guaranty sr. unsec. notes 4s, 2024	100,000	94,654

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022	86,000	91,160

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value

Energy cont.
Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	$21,000	$22,523

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	100,000	116,092

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	206,000	263,852

Lukoil International Finance BV 144A company
guaranty sr. unsec. notes 4.563s, 2023 (Russia)	280,000	250,040

Motiva Enterprises, LLC 144A sr. unsec.
notes 6.85s, 2040	150,000	171,042

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	360,000	301,073

Petrobras Global Finance BV company
guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	793,485

Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 6 3/4s, 2041 (Brazil)	215,000	188,282

Pride International, Inc. sr. unsec.
notes 7 7/8s, 2040	130,000	143,126

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	172,000	185,434

Weatherford International, LLC company
guaranty sr. unsec. unsub. notes 6.8s, 2037	95,000	88,822

Weatherford International, Ltd./Bermuda company
guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)	75,000	86,329

Weatherford International, Ltd./Bermuda company
guaranty sr. unsec. notes 6 1/2s, 2036 (Bermuda)	90,000	81,830

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024	100,000	96,908

Williams Partners LP sr. unsec. notes 5.4s, 2044	233,000	215,639

Williams Partners LP sr. unsec. notes 4.3s, 2024	232,000	230,608

		4,026,373
Financials (11.7%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	545,000	690,714

Aflac, Inc. sr. unsec. notes 6.45s, 2040	167,000	202,116

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022	105,000	104,937

American Express Co. jr. unsec. sub. FRN Ser. C,
4.9s, perpetual maturity	265,000	256,888

American International Group, Inc. jr. sub. FRB
8.175s, 2058	706,000	934,744

Aon PLC company guaranty sr. unsec.
unsub. notes 4 1/4s, 2042	975,000	874,032

ARC Properties Operating Partnership LP/Clark
Acquisition, LLC company guaranty sr. unsec.
unsub. notes 4.6s, 2024 R	330,000	321,407

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	405,000	475,299

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual
maturity (France)	140,000	142,450

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual
maturity (France)	400,000	418,252

Banco Bilbao Vizcaya Argentaria SA jr. unsec.
sub. FRB 9s, perpetual maturity (Spain)	200,000	216,000

Banco del Estado de Chile 144A sr. unsec.
notes 2s, 2017 (Chile)	150,000	150,216

Banco do Brasil SA/Cayman 144A unsec.
sub. notes 5 7/8s, 2022 (Brazil)	635,000	627,573

Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.1s, perpetual maturity	503,000	495,455

Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6 1/2s, perpetual maturity	140,000	144,900

Barclays PLC jr. unsec. sub. FRB 6 5/8s,
perpetual maturity (United Kingdom)	247,000	242,060

10 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value

Financials cont.
BBVA International Preferred SAU company
guaranty jr. unsec. sub. FRB 5.919s, perpetual
maturity (Spain)	$5,000	$5,125

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.3s, 2043	545,000	525,761

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s,
perpetual maturity (France)	100,000	118,000

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)	200,000	210,823

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022	210,000	216,573

CBL & Associates LP company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023 R	511,000	525,448

CIT Group, Inc. sr. unsec. notes 5s, 2023	100,000	99,750

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s,
perpetual maturity	56,000	55,160

Citigroup, Inc. jr. unsec. sub. FRB Ser. P,
5.95s, perpetual maturity	244,000	235,509

Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s,
perpetual maturity	33,000	33,330

CNO Financial Group, Inc. sr. unsec.
unsub. notes 5 1/4s, 2025	70,000	71,134

Commerzbank AG 144A unsec. sub. notes 8 1/8s,
2023 (Germany)	400,000	466,536

Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands company guaranty unsec.
sub. notes 4 5/8s, 2023 (Netherlands)	250,000	259,904

Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands 144A jr. unsec. sub. FRN 11s,
perpetual maturity (Netherlands)	175,000	221,813

Credit Agricole SA 144A jr. unsec. sub. FRN
7 7/8s, perpetual maturity (France)	200,000	205,604

Credit Agricole SA 144A unsec. sub. notes 4 3/8s,
2025 (France)	200,000	192,209

Credit Suisse Group AG 144A jr. unsec. sub. FRN
7 1/2s, perpetual maturity (Switzerland)	315,000	329,175

Credit Suisse Group AG 144A unsec.
sub. notes 6 1/2s, 2023 (Switzerland)	200,000	218,313

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	448,000	548,417

Deutsche Bank AG unsec. sub. notes 4 1/2s,
2025 (Germany)	332,000	316,269

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021 R	190,000	197,212

EPR Properties unsec. notes 5 1/4s, 2023 R	300,000	314,532

Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4 7/8s, 2024	25,000	24,250

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s,
perpetual maturity	171,000	160,313

Five Corners Funding Trust 144A unsec.
bonds 4.419s, 2023	850,000	879,132

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067	765,000	817,020

General Electric Capital Corp. company
guaranty jr. unsec. sub. FRN Ser. A, 7 1/8s, 2049	100,000	115,375

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	350,000	454,388

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRB 6.15s, 2066	204,000	124,440

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	454,000	532,488

Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. FRB 8 1/8s, 2038	400,000	450,500

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6 5/8s, 2040	321,000	400,199

HBOS PLC 144A unsec. sub. bonds 6s, 2033
(United Kingdom)	454,000	489,130

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value

Financials cont.
Healthcare Realty Trust, Inc. sr. unsec.
unsub. notes 3 7/8s, 2025 R	$105,000	$101,275

Hospitality Properties Trust sr. unsec.
unsub. notes 4 1/2s, 2025 R	175,000	172,136

HSBC Capital Funding LP 144A company guaranty jr.
unsec. sub. FRB 10.176s, perpetual maturity (Jersey)	130,000	198,250

HSBC Holdings PLC jr. unsec. sub. FRB 6 3/8s,
perpetual maturity (United Kingdom)	315,000	315,788

ING Bank NV 144A unsec. sub. notes 5.8s,
2023 (Netherlands)	720,000	784,526

ING Groep NV jr. unsec. sub. FRN 6s, perpetual
maturity (Netherlands)	360,000	356,400

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	260,000	281,775

Intesa Sanpaolo SpA 144A company guaranty unsec.
sub. bonds 5.017s, 2024 (Italy)	200,000	194,309

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s,
perpetual maturity	156,000	165,009

KKR Group Finance Co., LLC 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020	45,000	52,798

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. FRN 7s, 2037	220,000	225,500

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	300,000	366,455

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657s, perpetual maturity (United Kingdom)	925,000	1,037,156

Massachusetts Mutual Life Insurance Co. 144A
notes 8 7/8s, 2039	705,000	1,056,679

Merrill Lynch & Co., Inc. unsec. sub. FRN 1.046s, 2026	100,000	91,822

Merrill Lynch & Co., Inc. unsec.
sub. notes 6.11s, 2037	300,000	336,227

MetLife Capital Trust IV 144A jr. unsec.
sub. notes 7 7/8s, 2037	920,000	1,155,520

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	93,288

Mid-America Apartments LP sr. unsec. notes
4.3s, 2023 R	170,000	176,306

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	355,000	374,969

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	274,594

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022	73,000	78,019

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045	75,000	67,500

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	548,594

Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976s, 2025	100,000	99,167

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	42,000	44,885

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037	715,000	745,388

Prudential Financial, Inc. jr. unsec. sub. FRN
5 5/8s, 2043	149,000	154,029

Prudential Financial, Inc. jr. unsec. sub. FRN
5.2s, 2044	226,000	223,458

Prudential Financial, Inc. sr. unsec.
notes 6 5/8s, 2040	270,000	330,658

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	120,000	126,149

Royal Bank of Scotland Group PLC unsec.
sub. notes 5 1/8s, 2024 (United Kingdom)	530,000	529,355

Royal Bank of Scotland PLC (The) unsec. sub. FRN
Ser. REGS, 9 1/2s, 2022 (United Kingdom)	515,000	570,363

Putnam VT Income Fund 11

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value

Financials cont.
Santander Issuances SAU 144A company guaranty
sr. unsec. unsub. notes 5.911s, 2016 (Spain)	$800,000	$830,927

Santander UK PLC 144A unsec. sub. notes 5s, 2023
(United Kingdom)	50,000	51,427

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020 R	40,000	40,897

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018 R	40,000	40,540

SL Green Realty Corp./SL Green Operating
Partnership /Reckson Operating Partnership
sr. unsec. unsub. notes 5s, 2018 R	185,000	198,225

Standard Chartered Bank 144A unsec.
sub. notes 8s, 2031 (United Kingdom)	100,000	129,792

Standard Chartered PLC 144A jr. sub. FRB 7.014s,
perpetual maturity (United Kingdom)	600,000	661,878

State Street Capital Trust IV company
guaranty jr. unsec. sub. FRB 1.286s, 2037	1,525,000	1,321,031

Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436s, 2024 (Japan)	410,000	418,098

Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes 6.85s, 2039	239,000	299,265

TIERS Trust/United States 144A
sr. bonds stepped-coupon zero % (8 1/8s,
3/15/18), 2046 ††	200,000	209,000

Travelers Property Casualty Corp. sr. unsec.
unsub. bonds 7 3/4s, 2026	255,000	335,875

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5 7/8s, perpetual maturity	115,000	117,300

Wells Fargo Bank, NA sr. unsec.
sub. notes Ser. BKNT, 6.6s, 2038	1,110,000	1,439,109

Willis Group Holdings PLC company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021	410,000	459,951

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024 R	265,000	265,678

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037	218,000	226,720

		34,484,935
Health care (0.7%)
AbbVie, Inc. sr. unsec. notes 3.6s, 2025	60,000	59,304

Actavis Funding SCS company guaranty sr. unsec.
unsub. notes 4 3/4s, 2045 (Luxembourg)	75,000	71,404

Actavis Funding SCS company guaranty sr. unsec.
unsub. notes 3.45s, 2022 (Luxembourg)	37,000	36,650

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	302,000	380,013

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042	195,000	178,241

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019	90,000	97,425

Fresenius Medical Care US Finance, Inc. 144A
company guaranty sr. notes 5 3/4s, 2021	277,000	295,005

HCA, Inc. company guaranty sr. notes 5s, 2024	95,000	96,663

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035	65,000	64,501

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025	65,000	64,778

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.95s, 2024 R	125,000	127,853

Omega Healthcare Investors, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2027 R	95,000	90,606

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022	80,000	85,600

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2020	97,000	105,915

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4 5/8s, 2041	165,000	164,770

		1,918,728
Technology (0.3%)
Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045	199,000	196,104

Fidelity National Information Services, Inc.
company guaranty sr. unsec. unsub. notes 5s, 2022	281,000	296,615

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value

Technology cont.
Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018	$115,000	$130,238

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045	140,000	129,822

SoftBank Corp. 144A sr. unsec. notes 4 1/2s,
2020 (Japan)	220,000	220,825

		973,604
Transportation (0.3%)
Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	78,504	82,037

Kansas City Southern Railway Co. (The) company
guaranty sr. unsec. notes 4.3s, 2043	19,000	17,844

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	210,000	237,830

Southwest Airlines Co. pass-through certificates
Ser. 07-1, 6.15s, 2022	250,747	283,345

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	183,926	197,261

		818,317
Utilities and power (3.6%)
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	294,181

Beaver Valley II Funding Corp. sr. bonds 9s, 2017	23,000	24,840

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033	195,000	229,317

Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.2s, 2042	205,000	194,773

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Netherlands)	630,000	674,731

El Paso Natural Gas Co., LLC sr. unsec.
unsub. bonds 8 3/8s, 2032	380,000	459,854

El Paso Pipeline Partners Operating Co., LP
company guaranty sr. unsec. notes 6 1/2s, 2020	230,000	261,598

Electricite de France (EDF) 144A jr. unsec.
sub. FRN 5 5/8s, perpetual maturity (France)	220,000	222,794

Electricite de France (EDF) 144A sr. unsec.
notes 6.95s, 2039 (France)	250,000	324,346

Electricite de France (EDF) 144A unsec. sub. FRN
5 1/4s, perpetual maturity (France)	999,000	994,005

Enel Finance International SA 144A company
guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)	180,000	197,333

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	285,000	295,147

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	145,000	151,861

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	330,000	313,598

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	58,000	58,362

FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45s, 2044	245,000	255,044

Iberdrola International BV company guaranty
sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	170,000	208,345

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	154,422

Kansas Gas and Electric Co. bonds 5.647s, 2021	129,132	130,423

Kinder Morgan Energy Partners LP sr. unsec.
unsub. notes 5.4s, 2044	86,000	78,124

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	245,000	288,625

MidAmerican Energy Holdings Co. sr. unsec.
bonds 6 1/2s, 2037	185,000	226,958

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	175,000	227,176

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022	161,000	198,076

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	165,000	173,818

Pacific Gas & Electric Co. sr. unsec.
notes 6.35s, 2038	155,000	192,771

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	265,000	307,735

PacifiCorp sr. mtge. bonds 6 1/4s, 2037	205,000	256,008

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016	450,000	470,561

12 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (26.4%)* cont.	Principal amount	Value

Utilities and power cont.
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.4s, 2023	$10,000	$9,964

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	610,000	559,675

Texas-New Mexico Power Co. 144A 1st mtge.
bonds Ser. A, 9 1/2s, 2019	415,000	513,312

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN
6.35s, 2067 (Canada)	915,000	869,250

Wisconsin Energy Corp. jr. unsec. sub. FRN
6 1/4s, 2067	815,000	757,950

		10,574,977

Total corporate bonds and notes (cost $73,596,967)		$77,907,065

ASSET-BACKED SECURITIES (3.7%)*	Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2,
Class A, 1.235s, 2017	$2,519,000	$2,519,000

Station Place Securitization Trust 144A FRB
Ser. 14-2, Class A, 1.055s, 2016	8,515,000	8,515,000

Total asset-backed securities (cost $11,034,000)		$11,034,000

PURCHASED SWAP OPTIONS OUTSTANDING (1.5%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.0875)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.0875	$10,158,800	$346,009

(2.685)/3 month USD-LIBOR-BBA/
Sep-25	Sep-15/2.685	20,436,100	191,486

2.474/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.474	19,419,300	143,703

(1.548)/3 month USD-LIBOR-BBA/
Dec-17	Dec-15/1.548	97,096,500	130,109

2.434/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.434	19,419,300	108,360

2.391/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.391	38,838,600	104,087

2.2575/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.2575	19,799,600	29,303

2.1325/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.1325	19,799,600	7,722

2.151/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.151	38,838,600	39

Citibank, N.A.
2.493/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.493	19,975,800	211,144

2.403/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.403	19,975,800	133,838

(2.087)/3 month USD-LIBOR-BBA/
May-18	May-16/2.087	38,616,500	93,452

2.368/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.368	19,419,300	39,810

2.268/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.268	19,419,300	9,904

Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/2.915	5,283,600	567,036

2.44375/3 month USD-LIBOR-BBA/
Aug-25	Aug-15/2.44375	39,951,600	373,547

(3.315)/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/3.315	5,283,600	359,575

PURCHASED SWAP OPTIONS OUTSTANDING (1.5%)* cont.
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International cont.
2.43375/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.43375	$39,951,600	$315,218

(2.70125)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.70125	39,951,600	100,678

Goldman Sachs International
(2.82)/3 month USD-LIBOR-BBA/
Jan-46	Jan-16/2.82	7,727,625	570,685

2.4575/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.4575	39,951,600	375,945

(2.7475)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.7475	39,951,600	96,683

(2.18625)/3 month USD-LIBOR-BBA/
Jun-18	Jun-16/2.18625	38,616,500	79,936

(2.5705)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.5705	38,838,600	52,044

2.06625/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.06625	42,479,000	2,549

JPMorgan Chase Bank N.A.
0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98	49,583,800	71,401

Total purchased swap options outstanding (cost $4,323,086)			$4,514,263

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.1%)*	strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Call)	Aug-15/$99.02	$16,000,000	$153,152

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Call)	Jul-15/101.86	20,000,000	720

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Call)	Jul-15/103.42	20,000,000	20

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-15/99.13	21,000,000	228,963

Total purchased options outstanding (cost $690,313)			$382,855

PREFERRED STOCKS (0.6%)*		Shares	Value

Citigroup, Inc. Ser. K, $1.719 ARP		50,360	$1,342,598

HSBC USA, Inc. $0.88 pfd. (United Kingdom)		15,500	347,200

Total preferred stocks (cost $1,687,270)			$1,689,798

MUNICIPAL BONDS AND NOTES (0.4%)*		Principal amount	Value

CA State G.O. Bonds (Build America Bonds),
7 1/2s, 4/1/34		$350,000	$486,696

North TX, Tollway Auth. Rev. Bonds
(Build America Bonds), 6.718s, 1/1/49		285,000	393,246

OH State U. Rev. Bonds (Build America Bonds),
4.91s, 6/1/40		255,000	290,057

Total municipal bonds and notes (cost $892,263)			$1,169,999

SHORT-TERM INVESTMENTS (15.2%)*	Principal amount/shares		Value

Putnam Short Term Investment Fund 0.10% L		37,035,091	$37,035,091

SSgA Prime Money Market Fund Class N 0.04% P		520,000	520,000

U.S. Treasury Bills 0.02%, July 16, 2015 # § Δ		$5,600,000	5,599,949

U.S. Treasury Bills 0.02%, October 1, 2015 §		810,000	809,964

U.S. Treasury Bills 0.03%, November 12, 2015 §		700,000	699,915

U.S. Treasury Bills zero%, October 15, 2015 §		125,000	124,993

Total short-term investments (cost $44,789,941)			$44,789,912

Total investments (cost $393,758,113)		$402,988,636

Putnam VT Income Fund 13

Key to holding’s abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2015 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $295,140,412.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

F This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $204,980,806 to cover certain derivative contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/15	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr
(Long)	56	$8,447,250	Sep-15	$55,701

U.S. Treasury Bond 30 yr
(Short)	21	3,167,719	Sep-15	80,841

U.S. Treasury Bond Ultra 30
yr (Long)	110	16,946,875	Sep-15	(495,481)

U.S. Treasury Note 2 yr
(Long)	14	3,065,125	Sep-15	5,222

U.S. Treasury Note 2 yr
(Short)	59	12,917,313	Sep-15	(22,242)

U.S. Treasury Note 5 yr
(Long)	314	37,446,953	Sep-15	(3,078)

U.S. Treasury Note 10 yr
(Long)	105	13,248,047	Sep-15	(45,428)

U.S. Treasury Note 10 yr
(Short)	3	378,516	Sep-15	3,299

Total				$(421,166)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $4,803,686) (Unaudited)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.281)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.281	$19,419,300	$777

1.798/3 month USD-LIBOR-BBA/
Dec-17	Dec-15/1.798	97,096,500	57,287

1.278/3 month USD-LIBOR-BBA/
Dec-17	Dec-15/1.278	24,274,125	71,851

(2.3825)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.3825	19,799,600	85,534

2.955/3 month USD-LIBOR-BBA/
Sep-25	Sep-15/2.955	40,872,200	143,053

1.66/3 month USD-LIBOR-BBA/
Jul-20	Jul-15/1.66	20,317,600	155,023

(2.541)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.541	19,419,300	196,135

(2.604)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.604	19,419,300	299,640

Citibank, N.A.
2.587/3 month USD-LIBOR-BBA/
May-18	May-16/2.587	38,616,500	36,300

2.387/3 month USD-LIBOR-BBA/
May-18	May-16/2.387	38,616,500	53,291

(2.468)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.468	19,419,300	112,049

(2.583)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.583	19,975,800	311,223

Credit Suisse International
2.5675/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.5675	19,975,800	113,263

(2.5675)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.5675	19,975,800	292,446

(2.60)/3 month USD-LIBOR-BBA/
Aug-25	Aug-15/2.60	19,975,800	346,181

2.515/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/2.515	5,283,600	820,406

14 Putnam VT Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $4,803,686) (Unaudited) cont.
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International
(1.885)/3 month USD-LIBOR-BBA/
Jan-46	Jan-16/1.885	$7,727,625	$23,569

2.58625/3 month USD-LIBOR-BBA/
Jun-18	Jun-16/2.58625	77,233,000	74,916

2.6025/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.6025	19,975,800	110,266

(2.6025)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.6025	19,975,800	341,786

JPMorgan Chase Bank N.A.
(0.83)/3 month USD-LIBOR-BBA/
Sep-17	Sep-15/0.83	49,583,800	23,800

(0.905)/3 month USD-LIBOR-BBA/
Sep-17	Sep-15/0.905	49,583,800	43,634

(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	730,998

Total			$4,443,428

WRITTEN OPTIONS OUTSTANDING
at 6/30/15 (premiums $700,625)	Expiration	Contract
(Unaudited)	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Call)	Jul-15/$102.64	$40,000,000	$40

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	42,000,000	148,680

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	21,000,000	43,281

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-15/99.86	10,000,000	57,220

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	20,000,000	154,420

Total			$403,641

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.
(2.594)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.594	$39,951,600	$(179,782)	$30,363

2.454/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.454	19,975,800	177,285	(33,360)

JPMorgan Chase Bank N.A.
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	5,109,025	(135,941)	37,194

(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	5,109,025	(143,053)	13,743

1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	10,177,200	(67,292)	(45,289)

2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	19,419,300	(106,806)	(51,655)

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	5,109,025	(125,186)	(53,798)

2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	5,109,025	(129,815)	(66,417)

2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	19,419,300	(192,251)	(72,628)

1.963/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/1.963	21,239,500	(93,454)	(93,454)

1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	20,354,400	(142,990)	(97,498)

2.079/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.079	21,239,500	(157,172)	(157,172)

(2.195)/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.195	21,239,500	247,440	247,441

(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	19,419,300	299,057	72,434

(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	40,708,800	130,268	60,493

2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	22,377,500	148,251	46,456

2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	22,377,500	143,053	29,404

(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	20,354,400	62,325	27,886

(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	22,377,500	128,834	23,720

(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	22,377,500	127,552	6,489

Total			$(9,677)	$(75,648)

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/15 (proceeds receivable	Principal	Settlement
$7,383,750) (Unaudited)	amount	date	Value

Federal National Mortgage Association,
4s, July 1, 2045	$5,000,000	7/14/15	$5,296,875

Federal National Mortgage Association,
3 1/2s, July 1, 2045	2,000,000	7/14/15	2,060,781

Total			$7,357,656

Putnam VT Income Fund 15

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$34,733,000	$155,456	6/17/20	1.80%	3 month	$71,087
					USD-LIBOR-BBA

	14,716,200 E	62,282	4/20/19	3 month USD-LIBOR-BBA	1.85%	(7,428)

	3,684,100 E	(124,437)	4/20/27	2.415%	3 month	39,528
					USD-LIBOR-BBA

	20,705,500	(149,353)	7/1/25	2.2125%	3 month	286,063
					USD-LIBOR-BBA

	20,705,500	(91,378)	7/1/25	2.325%	3 month	131,559
					USD-LIBOR-BBA

	20,705,500	239,910	7/1/25	3 month USD-LIBOR-BBA	2.10%	(407,985)

	38,369,450 E	(329,636)	9/16/25	3 month USD-LIBOR-BBA	2.60%	(14,432)

	77,074,000 E	210,313	9/16/20	2.00%	3 month	(250,590)
					USD-LIBOR-BBA

	7,293,000	(96)	6/30/25	3 month USD-LIBOR-BBA	2.54249%	67,399

	214,142,000 E	243,342	9/16/17	1.25%	3 month	(606,159)
					USD-LIBOR-BBA

	3,229,200 E	(117,852)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(17,443)

	160,988,000	159,138	6/18/17	0.955%	3 month	(85,035)
					USD-LIBOR-BBA

	29,650,000	(111)	6/30/17	0.93813%	3 month	(26,773)
					USD-LIBOR-BBA

	7,293,121	(96)	6/30/25	3 month USD-LIBOR-BBA	2.54563%	69,494

	29,650,000	(111)	6/30/17	0.93999%	3 month	(27,872)
					USD-LIBOR-BBA

	8,941,000	(118)	7/2/25	2.46033%	3 month	(11,759)
					USD-LIBOR-BBA

Total		$257,253				$(790,346)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$323,207	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$120
				30 year Fannie Mae pools

519,760	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(889)
				30 year Fannie Mae pools

Barclays Bank PLC
707,772	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	498
				30 year Fannie Mae pools

519,141	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	273
				30 year Fannie Mae pools

1,539,112	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(6,303)
				30 year Fannie Mae pools

1,415,056	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,587
				30 year Fannie Mae pools

1,309,640	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,878
				30 year Fannie Mae pools

2,827,020	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	1,045
				30 year Fannie Mae pools

4,021,979	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(16,479)
				30 year Fannie Mae pools

2,706,732	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,881
				30 year Fannie Mae pools

157,630	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	291
				30 year Fannie Mae pools

16 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$356,947	$—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$512
				30 year Fannie Mae pools

387,412	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	188
				30 year Fannie Mae pools

3,443,564	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(14,103)
				30 year Fannie Mae pools

4,310,854	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	6,181
				30 year Fannie Mae pools

1,311,427	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	2,425
				30 year Fannie Mae pools

65,906	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	142
				30 year Fannie Mae pools

229,874	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	330
				30 year Fannie Mae pools

172,315	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	193
				30 year Ginnie Mae II pools

2,498,632	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,583
				30 year Fannie Mae pools

1,453,441	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,952)
				30 year Fannie Mae pools

215,205	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	241
				30 year Fannie Mae pools

1,285,597	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	905
				30 year Fannie Mae pools

5,914,619	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	8,481
				30 year Fannie Mae pools

874,521	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,254
				30 year Fannie Mae pools

147,446	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	165
				30 year Fannie Mae pools

477,888	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	536
				30 year Fannie Mae pools

346,427	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	389
				30 year Fannie Mae pools

3,443,908	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(14,104)
				30 year Fannie Mae pools

1,235,701	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	(6,089)
				30 year Fannie Mae pools

511,857	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	91
				30 year Fannie Mae pools

255,894	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	46
				30 year Fannie Mae pools

255,894	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	46
				30 year Fannie Mae pools

513,624	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	92
				30 year Fannie Mae pools

1,333,913	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	238
				30 year Fannie Mae pools

513,624	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	92
				30 year Fannie Mae pools

505,438	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	725
				30 year Fannie Mae pools

1,093,541	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,478)
				30 year Fannie Mae pools

670,628	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,444
				30 year Fannie Mae pools

1,025,480	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	183
				30 year Fannie Mae pools

Putnam VT Income Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont. cont.
$213,098	$—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	$375
				30 year Fannie Mae pools

311,968	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,278)
				30 year Fannie Mae pools

871,789	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,570)
				30 year Fannie Mae pools

402,280	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	577
				30 year Fannie Mae pools

938,146	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	1,858
				30 year Fannie Mae pools

2,503,734	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(10,254)
				30 year Fannie Mae pools

732,641	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	1,451
				30 year Fannie Mae pools

Citibank, N.A.
1,375,675	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,973
				30 year Fannie Mae pools

2,407,967	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,453
				30 year Fannie Mae pools

Credit Suisse International
830,512	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(616)
				30 year Fannie Mae pools

1,091,902	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	1,922
				30 year Fannie Mae pools

5,716,735	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	6,025
				30 year Ginnie Mae II pools

950,763	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	352
				30 year Fannie Mae pools

1,107,782	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	3,233
				30 year Fannie Mae pools

553,891	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	1,616
				30 year Fannie Mae pools

2,301,296	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	6,715
				30 year Fannie Mae pools

447,608	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	887
				30 year Fannie Mae pools

Goldman Sachs International
837,425	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,804
				30 year Fannie Mae pools

646,043	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,391
				30 year Fannie Mae pools

2,255,664	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	1,095
				30 year Fannie Mae pools

811,462	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,748
				30 year Fannie Mae pools

1,287,906	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	677
				30 year Fannie Mae pools

1,287,906	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	677
				30 year Fannie Mae pools

253,951	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(434)
				30 year Fannie Mae pools

1,198,702	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,909)
				30 year Fannie Mae pools

450,322	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,844)
				30 year Fannie Mae pools

26,022	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	10
				30 year Fannie Mae pools

18 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$494,079	$—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$29
				30 year Fannie Mae pools

104,603	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	51
				30 year Fannie Mae pools

950,876	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	461
				30 year Fannie Mae pools

646,318	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,647)
				30 year Fannie Mae pools

1,642,137	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(6,725)
				30 year Fannie Mae pools

775,582	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,176)
				30 year Fannie Mae pools

60,879	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(249)
				30 year Fannie Mae pools

162,389	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(665)
				30 year Fannie Mae pools

432,279	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	931
				30 year Fannie Mae pools

917,793	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,977
				30 year Fannie Mae pools

1,079,965	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	567
				30 year Fannie Mae pools

1,571,264	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	763
				30 year Fannie Mae pools

1,575,422	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	828
				30 year Fannie Mae pools

1,573,793	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	582
				30 year Fannie Mae pools

1,540,942	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	2,713
				30 year Fannie Mae pools

1,118,709	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	3,265
				30 year Fannie Mae pools

JPMorgan Chase Bank N.A.
397,880	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	147
				30 year Fannie Mae pools

1,540,942	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	2,713
				30 year Fannie Mae pools

Total	$—				$(13,843)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$3,281	$48,000	5/11/63	300 bp	$2,974

CMBX NA BBB– Index	BBB–/P	6,388	106,000	5/11/63	300 bp	5,710

CMBX NA BBB– Index	BBB–/P	13,088	212,000	5/11/63	300 bp	11,731

CMBX NA BBB– Index	BBB–/P	12,483	219,000	5/11/63	300 bp	11,081

Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	21,618	195,000	5/11/63	300 bp	20,370

CMBX NA BBB– Index	—	(899)	86,000	1/17/47	(300 bp)	1,474

Credit Suisse International
CMBX NA BBB– Index	BBB–/P	1,956	16,000	5/11/63	300 bp	1,853

CMBX NA BBB– Index	BBB–/P	(587)	46,000	5/11/63	300 bp	(882)

CMBX NA BBB– Index	BBB–/P	(1,254)	80,000	5/11/63	300 bp	(1,766)

CMBX NA BBB– Index	BBB–/P	10,475	108,000	5/11/63	300 bp	9,784

Putnam VT Income Fund 19

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$13,770	$173,000	5/11/63	300 bp	$12,663

CMBX NA BBB– Index	BBB–/P	13,884	174,000	5/11/63	300 bp	12,770

CMBX NA BBB– Index	BBB–/P	11,512	175,000	5/11/63	300 bp	10,392

CMBX NA BBB– Index	BBB–/P	13,627	176,000	5/11/63	300 bp	12,501

CMBX NA BBB– Index	BBB–/P	5,416	178,000	5/11/63	300 bp	4,277

CMBX NA BBB– Index	BBB–/P	2,888	188,000	5/11/63	300 bp	1,685

CMBX NA BBB– Index	BBB–/P	2,403	207,000	5/11/63	300 bp	1,078

CMBX NA BBB– Index	BBB–/P	16,017	209,000	5/11/63	300 bp	14,680

CMBX NA BBB– Index	BBB–/P	15,589	214,000	5/11/63	300 bp	14,219

CMBX NA BBB– Index	BBB–/P	24,292	215,000	5/11/63	300 bp	22,916

CMBX NA BBB– Index	BBB–/P	14,240	347,000	5/11/63	300 bp	12,019

CMBX NA BBB– Index	BBB–/P	274	31,000	1/17/47	300 bp	(582)

CMBX NA BBB– Index	BBB–/P	383	60,000	1/17/47	300 bp	(1,273)

CMBX NA BBB– Index	BBB–/P	298	60,000	1/17/47	300 bp	(1,358)

CMBX NA BBB– Index	BBB–/P	198	79,000	1/17/47	300 bp	(1,983)

CMBX NA BBB– Index	BBB–/P	256	80,000	1/17/47	300 bp	(1,952)

CMBX NA BBB– Index	BBB–/P	256	80,000	1/17/47	300 bp	(1,952)

CMBX NA BBB– Index	BBB–/P	272	85,000	1/17/47	300 bp	(2,074)

CMBX NA BBB– Index	BBB–/P	182	85,000	1/17/47	300 bp	(2,164)

CMBX NA BBB– Index	BBB–/P	152	85,000	1/17/47	300 bp	(2,194)

CMBX NA BBB– Index	BBB–/P	314	110,000	1/17/47	300 bp	(2,722)

CMBX NA BBB– Index	BBB–/P	354	110,000	1/17/47	300 bp	(2,682)

CMBX NA BBB– Index	BBB–/P	555	111,000	1/17/47	300 bp	(2,509)

CMBX NA BBB– Index	BBB–/P	284	160,000	1/17/47	300 bp	(4,132)

CMBX NA BBB– Index	BBB–/P	1,276	163,000	1/17/47	300 bp	(3,223)

CMBX NA BBB– Index	BBB–/P	1,160	163,000	1/17/47	300 bp	(3,339)

CMBX NA BBB– Index	BBB–/P	2	238,000	1/17/47	300 bp	(6,566)

CMBX NA BBB– Index	BBB–/P	1,205	241,000	1/17/47	300 bp	(5,447)

CMBX NA BBB– Index	BBB–/P	1,187	333,000	1/17/47	300 bp	(8,004)

CMBX NA BB Index	—	(1,181)	226,000	5/11/63	(500 bp)	100

CMBX NA BB Index	—	(2,917)	167,000	5/11/63	(500 bp)	(1,970)

CMBX NA BB Index	—	2,567	166,000	5/11/63	(500 bp)	3,508

CMBX NA BB Index	—	4,357	165,000	5/11/63	(500 bp)	5,292

CMBX NA BB Index	—	1,623	157,000	5/11/63	(500 bp)	2,513

CMBX NA BB Index	—	(393)	108,000	5/11/63	(500 bp)	219

CMBX NA BB Index	—	580	107,000	5/11/63	(500 bp)	1,187

CMBX NA BB Index	—	1,660	83,000	5/11/63	(500 bp)	2,130

CMBX NA BB Index	—	1,398	79,000	5/11/63	(500 bp)	1,846

CMBX NA BB Index	—	(576)	75,000	5/11/63	(500 bp)	(151)

CMBX NA BB Index	—	(718)	75,000	5/11/63	(500 bp)	(293)

CMBX NA BB Index	—	(684)	75,000	5/11/63	(500 bp)	(259)

CMBX NA BB Index	—	928	62,000	5/11/63	(500 bp)	1,279

CMBX NA BB Index	—	(361)	45,000	5/11/63	(500 bp)	(69)

CMBX NA BB Index	—	(283)	45,000	5/11/63	(500 bp)	(3)

CMBX NA BB Index	—	(893)	92,000	1/17/47	(500 bp)	1,339

CMBX NA BB Index	—	(3,220)	166,000	5/11/63	(500 bp)	(2,279)

CMBX NA BBB– Index	BBB–/P	(488)	81,000	5/11/63	300 bp	(1,007)

CMBX NA BBB– Index	BBB–/P	(801)	84,000	5/11/63	300 bp	(1,339)

CMBX NA BBB– Index	BBB–/P	2,403	101,000	5/11/63	300 bp	1,757

CMBX NA BBB– Index	BBB–/P	(352)	104,000	5/11/63	300 bp	(1,018)

CMBX NA BBB– Index	BBB–/P	1,024	139,000	5/11/63	300 bp	65

20 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$6,748	$141,000	5/11/63	300 bp	$5,846

CMBX NA BBB– Index	BBB–/P	(1,305)	156,000	5/11/63	300 bp	(2,304)

CMBX NA BBB– Index	BBB–/P	(1,573)	157,000	5/11/63	300 bp	(2,578)

CMBX NA BBB– Index	BBB–/P	1,883	158,000	5/11/63	300 bp	872

CMBX NA BBB– Index	BBB–/P	1,571	158,000	5/11/63	300 bp	560

CMBX NA BBB– Index	BBB–/P	(1,489)	159,000	5/11/63	300 bp	(2,506)

CMBX NA BBB– Index	BBB–/P	(537)	161,000	5/11/63	300 bp	(1,567)

CMBX NA BBB– Index	BBB–/P	(542)	162,000	5/11/63	300 bp	(1,578)

CMBX NA BBB– Index	BBB–/P	111	167,000	5/11/63	300 bp	(958)

CMBX NA BBB– Index	BBB–/P	451	167,000	5/11/63	300 bp	(618)

CMBX NA BBB– Index	BBB–/P	1,056	174,000	5/11/63	300 bp	(58)

CMBX NA BBB– Index	BBB–/P	126	182,000	5/11/63	300 bp	(1,038)

CMBX NA BBB– Index	BBB–/P	630	182,000	5/11/63	300 bp	(534)

CMBX NA BBB– Index	BBB–/P	(3,324)	184,000	5/11/63	300 bp	(4,502)

CMBX NA BBB– Index	BBB–/P	880	190,000	5/11/63	300 bp	(336)

CMBX NA BBB– Index	BBB–/P	1,098	237,000	5/11/63	300 bp	(419)

CMBX NA BBB– Index	BBB–/P	(2,421)	241,000	5/11/63	300 bp	(3,963)

CMBX NA BBB– Index	BBB–/P	(7,086)	366,000	5/11/63	300 bp	(9,428)

CMBX NA BBB– Index	BBB–/P	(5,714)	379,000	5/11/63	300 bp	(8,140)

CMBX NA BBB– Index	BBB–/P	(4,683)	380,000	5/11/63	300 bp	(7,115)

CMBX NA BBB– Index	BBB–/P	225	32,000	1/17/47	300 bp	(658)

CMBX NA BBB– Index	BBB–/P	404	82,000	1/17/47	300 bp	(1,860)

Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(1,369)	198,000	5/11/63	300 bp	(2,637)

CMBX NA BBB– Index	BBB–/P	139	39,000	1/17/47	300 bp	(937)

CMBX NA BBB– Index	BBB–/P	153	39,000	1/17/47	300 bp	(923)

CMBX NA BBB– Index	BBB–/P	139	39,000	1/17/47	300 bp	(937)

CMBX NA BBB– Index	BBB–/P	467	60,000	1/17/47	300 bp	(1,189)

CMBX NA BBB– Index	BBB–/P	474	111,000	1/17/47	300 bp	(2,589)

CMBX NA BBB– Index	BBB–/P	396	111,000	1/17/47	300 bp	(2,668)

CMBX NA BBB– Index	BBB–/P	396	111,000	1/17/47	300 bp	(2,668)

CMBX NA BBB– Index	BBB–/P	1,305	154,000	1/17/47	300 bp	(2,945)

CMBX NA BBB– Index	BBB–/P	173	160,000	1/17/47	300 bp	(4,243)

CMBX NA BB Index	—	(1,750)	165,000	5/11/63	(500 bp)	(815)

CMBX NA BB Index	—	1,877	83,000	5/11/63	(500 bp)	2,347

CMBX NA BB Index	—	(720)	75,000	5/11/63	(500 bp)	(295)

CMBX NA BB Index	—	1,060	63,000	5/11/63	(500 bp)	1,417

CMBX NA BB Index	—	584	57,000	5/11/63	(500 bp)	907

CMBX NA BB Index	—	61	50,000	5/11/63	(500 bp)	344

CMBX NA BB Index	—	(952)	92,000	1/17/47	(500 bp)	1,281

CMBX NA BB Index	—	(124)	62,000	1/17/47	(500 bp)	1,381

CMBX NA BBB– Index	BBB–/P	(11)	4,000	5/11/63	300 bp	(36)

CMBX NA BBB– Index	BBB–/P	(916)	84,000	5/11/63	300 bp	(1,454)

CMBX NA BBB– Index	BBB–/P	(1,253)	156,000	5/11/63	300 bp	(2,251)

CMBX NA BBB– Index	BBB–/P	(1,469)	157,000	5/11/63	300 bp	(2,474)

CMBX NA BBB– Index	BBB–/P	(1,575)	157,000	5/11/63	300 bp	(2,579)

CMBX NA BBB– Index	BBB–/P	(1,575)	157,000	5/11/63	300 bp	(2,579)

CMBX NA BBB– Index	BBB–/P	943	158,000	5/11/63	300 bp	(69)

CMBX NA BBB– Index	BBB–/P	(650)	162,000	5/11/63	300 bp	(1,687)

CMBX NA BBB– Index	BBB–/P	1,965	172,000	5/11/63	300 bp	864

CMBX NA BBB– Index	BBB–/P	(3,066)	184,000	5/11/63	300 bp	(4,244)

Putnam VT Income Fund 21

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB– Index	BBB–/P	$755	$98,000	1/17/47	300 bp	$(1,950)

CMBX NA BBB– Index	BBB–/P	4,162	139,000	1/17/47	300 bp	256

Total		$198,596				$63,966

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

22 Putnam VT Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$8,515,000	$2,519,000

Corporate bonds and notes	—	77,698,065	209,000

Mortgage-backed securities	—	128,123,812	1,751,713

Municipal bonds and notes	—	1,169,999	—

Preferred stocks	1,689,798	—	—

Purchased options outstanding	—	382,855	—

Purchased swap options outstanding	—	4,514,263	—

U.S. government and agency mortgage obligations	—	131,491,292	—

U.S. treasury obligations	—	133,927	—

Short-term investments	37,555,091	7,234,821	—

Totals by level	$39,244,889	$359,264,034	$4,479,713

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(421,166)	$—	$—

Written options outstanding	—	(403,641)	—

Written swap options outstanding	—	(4,443,428)	—

Forward premium swap option contracts	—	(75,648)	—

TBA sale commitments	—	(7,357,656)	—

Interest rate swap contracts	—	(1,047,599)	—

Total return swap contracts	—	(13,843)	—

Credit default contracts	—	(134,630)	—

Totals by level	$(421,166)	$(13,476,445)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
	Balance	Accrued		unrealized			Net transfers
Investments in	as of	discounts/	Realized	appreciation/			in and/or out	Balance as of
securities:	12/31/14	premiums	gain/(loss)	(depreciation) #	Purchases	Sales	of Level 3 †	6/30/15

Asset-backed securities	$8,515,000	—	—	—	—	—	$(5,996,000)	$2,519,000

Corporate bonds and notes	—	—	—	—	—	—	209,000	209,000

Mortgage-backed securities	8	—	—	—	—	—	1,751,705	1,751,713

Totals:	$8,515,008	—	—	—	—	—	$(4,035,295)	$4,479,713

† Transfers during the reporting period are accounted for using the end of period market value. Transfers in include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period. Transfers out include valuations where a secondary pricing source was obtained for certain securities.

#Includes $— related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 23

Statement of assets and liabilities
6/30/15 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $356,723,022)	$365,953,545

Affiliated issuers (identified cost $37,035,091) (Notes 1 and 5)	37,035,091

Cash	190,476

Dividends, interest and other receivables	2,673,795

Receivable for shares of the fund sold	79,855

Receivable for investments sold	8,644,441

Receivable for sales of delayed delivery securities (Note 1)	5,995,927

Receivable for variation margin (Note 1)	123,889

Unrealized appreciation on forward premium swap option contracts (Note 1)	595,623

Unrealized appreciation on OTC swap contracts (Note 1)	312,408

Premium paid on OTC swap contracts (Note 1)	59,711

Total assets	421,664,761

Liabilities

Payable for investments purchased	1,285,433

Payable for purchases of delayed delivery securities (Note 1)	110,520,802

Payable for shares of the fund repurchased	245,436

Payable for compensation of Manager (Note 2)	94,712

Payable for custodian fees (Note 2)	25,372

Payable for investor servicing fees (Note 2)	35,087

Payable for Trustee compensation and expenses (Note 2)	183,541

Payable for administrative services (Note 2)	948

Payable for distribution fees (Note 2)	25,283

Payable for variation margin (Note 1)	102,840

Unrealized depreciation on OTC swap contracts (Note 1)	262,285

Premium received on OTC swap contracts (Note 1)	258,307

Unrealized depreciation on forward premium swap option contracts (Note 1)	671,271

Written options outstanding, at value (premiums $5,504,311) (Notes 1 and 3)	4,847,069

TBA sale commitments, at value (proceeds receivable $7,383,750) (Note 1)	7,357,656

Collateral on certain derivative contracts, at value (Note 1)	520,000

Other accrued expenses	88,307

Total liabilities	126,524,349

Net assets	$295,140,412

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$337,351,572

Undistributed net investment income (Note 1)	4,917,712

Accumulated net realized loss on investments	(55,805,694)

Net unrealized appreciation of investments	8,676,822

Total — Representing net assets applicable to capital shares outstanding	$295,140,412

Computation of net asset value Class IA

Net assets	$174,058,535

Number of shares outstanding	15,068,059

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.55

Computation of net asset value Class IB

Net assets	$121,081,877

Number of shares outstanding	10,573,166

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.45

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Income Fund

Statement of operations
Six months ended 6/30/15 (Unaudited)

Investment income

Interest (including interest income of $15,925 from investments in affiliated issuers) (Note 5)	$6,932,449

Dividends	50,059

Total investment income	6,982,508

Expenses

Compensation of Manager (Note 2)	589,860

Investor servicing fees (Note 2)	107,589

Custodian fees (Note 2)	38,624

Trustee compensation and expenses (Note 2)	9,357

Distribution fees (Note 2)	157,892

Administrative services (Note 2)	3,124

Auditing and tax fees	53,252

Other	40,801

Total expenses	1,000,499

Expense reduction (Note 2)	—

Net expenses	1,000,499

Net investment income	5,982,009

Net realized gain on investments (Notes 1 and 3)	5,498,486

Net realized loss on swap contracts (Note 1)	(1,766,738)

Net realized gain on futures contracts (Note 1)	1,085,994

Net realized gain on written options (Notes 1 and 3)	1,592,265

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	(9,159,464)

Net loss on investments	(2,749,457)

Net increase in net assets resulting from operations	$3,232,552

Statement of changes in net assets

	Six months ended	Year ended
	6/30/15*	12/31/14

Decrease in net assets

Operations:

Net investment income	$5,982,009	$14,311,595

Net realized gain on investments	6,410,007	7,828,285

Net unrealized depreciation of investments	(9,159,464)	(985,950)

Net increase in net assets resulting from operations	3,232,552	21,153,930

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(8,799,186)	(12,539,895)

Class IB	(6,042,537)	(8,023,749)

Decrease from capital share transactions (Note 4)	(2,442,621)	(21,693,417)

Total decrease in net assets	$(14,051,792)	$(21,103,131)

Net assets:

Beginning of period	309,192,204	330,295,335

End of period (including undistributed net investment income of $4,917,712 and $13,777,426, respectively)	$295,140,412	$309,192,204

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 25

Financial highlights (For a common share outstanding throughout the period)
					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/15†	$12.01	.24	(.11)	.13	(.59)	(.59)	—	$11.55	1.08*	$174,059	.27*	2.00 *	398* [e]

12/31/14	12.01	.54	.24	.78	(.78)	(.78)	—	12.01	6.68	185,043.58		4.51	455 [e]

12/31/13	12.24	.58	(.32)	.26	(.49)	(.49)	—	12.01	2.13	202,468.59		4.82	254 [f]

12/31/12	11.64	.48	.76	1.24	(.64)	(.64)	—	12.24	11.07	234,369.60		4.02	203 [f]

12/31/11	12.14	.54	.06	.60	(1.10)	(1.10)	— [g,i]	11.64	5.16	238,826.58		4.57	263 [f]

12/31/10	12.39	.88	.30	1.18	(1.43)	(1.43)	—	12.14	10.22	260,270	.59 [h]	7.25	88 [f]

Class IB

6/30/15†	$11.90	.22	(.11)	.11	(.56)	(.56)	—	$11.45	.92 *	$121,082	.40 *	1.87*	398* [e]

12/31/14	11.90	.51	.24	.75	(.75)	(.75)	—	11.90	6.46	124,149.83		4.25	455 [e]

12/31/13	12.13	.54	(.31)	.23	(.46)	(.46)	—	11.90	1.87	127,828.84		4.57	254 [f]

12/31/12	11.54	.44	.75	1.19	(.60)	(.60)	—	12.13	10.74	145,591.85		3.77	203 [f]

12/31/11	12.03	.51	.07	.58	(1.07)	(1.07)	— [g,i]	11.54	5.00	154,091.83		4.34	263 [f]

12/31/10	12.30	.84	.30	1.14	(1.41)	(1.41)	—	12.03	9.87	187,450	.84 [h]	7.02	88 [f]

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

December 31, 2013	623%

December 31, 2012	695

December 31, 2011	657

December 31, 2010	295

g Amount represents less than $0.01 per share.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivative contracts, which amounted to 0.23% of average net assets for the period ended December 31, 2010.

i Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

The accompanying notes are an integral part of these financial statements.

26 Putnam VT Income Fund

Notes to financial statements 6/30/15 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2015 through June 30, 2015.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is

Putnam VT Income Fund 27

exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a

28 Putnam VT Income Fund

seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $720,799 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $876,186 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,083,621 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2014, the fund had a capital loss carryover of $54,235,879 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$38,529,977	$—	$38,529,977	*

15,705,902	N/A	15,705,902	12/31/16

*Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $401,097,426, resulting in gross unrealized appreciation and depreciation of $10,192,103 and $8,300,893, respectively, or net unrealized appreciation of $1,891,210.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at

Putnam VT Income Fund 29

the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 32.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through April 30, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% (0.10% prior to January 1, 2015) of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$63,128
Class IB	44,461

Total	$107,589

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $180, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$157,892

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including
TBA commitments (Long-term)	$1,460,177,647	$1,409,659,377

U.S. government securities (Long-term)	—	—

Total	$1,460,177,647	$1,409,659,377

30 Putnam VT Income Fund

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written option	Written option
	contract amounts	premiums	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	$282,987,550	$3,631,758	$120,000,000	$621,875

Options opened	2,108,392,610	11,688,275	253,000,000	1,617,031

Options exercised	(98,405,700)	(823,014)	—	—

Options expired	(417,290,825)	(2,476,502)	(120,000,000)	(621,875)

Options closed	(992,534,985)	(7,216,831)	(120,000,000)	(916,406)

Written options outstanding at the
end of the reporting period	$883,148,650	$4,803,686	$133,000,000	$700,625

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/15		Year ended 12/31/14		Six months ended 6/30/15		Year ended 12/31/14

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	138,154	$1,629,608	428,043	$5,136,075	1,108,214	$13,106,532	2,229,415	$26,510,223

Shares issued in connection with
reinvestment of distributions	756,594	8,799,186	1,079,165	12,539,895	523,617	6,042,537	695,299	8,023,749

	894,748	10,428,794	1,507,208	17,675,970	1,631,831	19,149,069	2,924,714	34,533,972

Shares repurchased	(1,229,550)	(14,605,470)	(2,966,191)	(35,605,494)	(1,491,584)	(17,415,014)	(3,234,648)	(38,297,865)

Net increase (decrease)	(334,802)	$(4,176,676)	(1,458,983)	$(17,929,524)	140,247	$1,734,055	(309,934)	$(3,763,893)

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the beginning of				Fair value at the end of
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Money Market Liquidity Fund *	$—	$742,526	$742,526	$45	$—

Putnam Short Term Investment Fund *	29,116,959	55,621,126	47,702,994	15,880	37,035,091

Totals	$29,116,959	$56,363,652	$48,445,520	$15,925	$37,035,091

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$50,100,000

Purchased swap option contracts (contract amount)	$705,800,000

Written TBA commitment option contracts (contract amount) (Note 3)	$91,300,000

Written swap option contracts (contract amount) (Note 3)	$659,400,000

Futures contracts (number of contracts)	700

Centrally cleared interest rate swap contracts (notional)	$933,600,000

OTC total return swap contracts (notional)	$103,300,000

OTC credit default contracts (notional)	$13,400,000

Putnam VT Income Fund 31

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$21,406	Payables	$156,036

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	7,103,740*	Unrealized depreciation	8,611,947*

Total		$7,125,146		$8,767,983

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$103,350	$103,350

Interest rate contracts	1,976,016	1,085,994	(1,870,088)	1,191,922

Total	$1,976,016	$1,085,994	$(1,766,738)	$1,295,272

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$(137,790)	$(137,790)

Interest rate contracts	1,185,553	(1,096,678)	(835,507)	$(746,632)

Total	$1,185,553	$(1,096,678)	$(973,297)	$(884,422)

32 Putnam VT Income Fund

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Putnam VT Income Fund 33

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N. A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

Assets:

Centrally cleared interest rate swap contracts§	$—	$—	$123,889	$—	$—	$—	$—	$—	$123,889

OTC Total return swap contracts*#	120	42,196	—	5,426	20,750	19,569	2,860	—	90,921

OTC Credit default contracts*#	—	2,373	—	—	12,502	6,531	—	—	21,406

Futures contracts§	—	—	—	—	—	—	—	—	—

Forward premium swap option contracts #	30,363	—	—	—	—	—	565,260	—	595,623

Purchased swap options** #	1,060,818	—	—	488,148	1,716,054	1,177,842	71,401	—	4,514,263

Purchased options** #	—	—	—	—	—	—	382,855	—	382,855

Total Assets	$1,091,301	$44,569	$123,889	$493,574	$1,749,306	$1,203,942	$1,022,376	$—	$5,728,957

Liabilities:

Centrally cleared interest rate swap contracts§	—	—	81,535	—	—		—	—	81,535

OTC Total return swap contracts*#	889	82,610	—	—	616	20,649	—	—	104,764

OTC Credit default contracts*#	3,744	1,248	—	—	111,522	39,522	—	—	156,036

Futures contracts§	—	—	—	—	—	—	—	21,305	21,305

Forward premium swap option contracts #	33,360	—	—	—	—	—	637,911	—	671,271

Written swap options #	1,009,300	—	—	512,863	1,572,296	550,537	798,432	—	4,443,428

Written options #	—	—	—	—	—	—	403,641	—	403,641

Total Liabilities	$1,047,293	$83,858	$81,535	$512,863	$1,684,434	$610,708	$1,839,984	$21,305	$5,881,980

Total Financial and Derivative Net Assets	$44,008	$(39,289)	$42,354	$(19,289)	$64,872	$593,234	$(817,608)	$(21,305)	$(153,023)

Total collateral received (pledged)† ##	$44,008	$(39,289)	$—	$(19,289)	$64,872	$593,234	$(817,608)	$—

Net amount	$—	$—	$42,354	$—	$—	$—	$—	$(21,305)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

34 Putnam VT Income Fund	Putnam VT Income Fund 35

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2015, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to additional requests made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2015, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 19, 2015 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2015. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements were implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to your fund and all but two of the other open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing

36 Putnam VT Income Fund

fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2014 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2014 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2014 was a year of strong competitive performance for many of the Putnam funds, with generally strong results for the U.S. equity, money market and global asset allocation funds, but relatively mixed results for the international and global equity and fixed income funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were recognized by Barron’s as the sixth-best performing mutual fund complex for the five-year period ended December 31, 2014. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2014 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year and five-year periods. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on comparisons of fund returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) – Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2014 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	1st	1st

For each of the one-year, three-year and five-year periods ended December 31, 2014, your fund’s performance was in the top decile of

Putnam VT Income Fund 37

its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2014, there were 94, 86 and 75 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

38 Putnam VT Income Fund

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Putnam VT Income Fund 39

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40 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	John A. Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 41

This report has been prepared for the shareholders		H512
of Putnam VT Income Fund.	VTSA035 295642	8/15

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 28, 2015